Goodwill and Other Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	$ 75.7
2015	75.0
2016	43.4
2017	11.0
2018	10.4
2019	6.3
Total	221.8	229.9
Amortization of Intangible Assets	$ 70.3	$ 66.3	$ 65.8